Company information - (Details) € / shares in Units, € in Thousands, $ in Millions																			1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023 EUR (€) $ / €	Oct. 18, 2023 EUR (€)	Oct. 18, 2023 USD ($)	Oct. 11, 2023 EUR (€) shares ¥ / shares	Oct. 11, 2023 EUR (€) shares € / shares	Sep. 29, 2023 USD ($)	Sep. 28, 2023 USD ($)	Sep. 26, 2023 ¥ / shares shares	Sep. 26, 2023 € / shares shares	Sep. 20, 2023 USD ($)	Sep. 20, 2023 EUR (€) ¥ / shares	Sep. 20, 2023 EUR (€) € / shares	Jul. 27, 2023 country	Jun. 26, 2023 EUR (€)	Jun. 13, 2023 g	Nov. 10, 2022 EUR (€)	Aug. 03, 2022	Aug. 02, 2021 USD ($)	Dec. 31, 2023 EUR (€) $ / €	Nov. 30, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Jan. 31, 2023	Feb. 28, 2022 USD ($)	Apr. 30, 2021 EUR (€)	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €	Jan. 18, 2024 EUR (€)	Dec. 31, 2023 USD ($) $ / €	Dec. 29, 2023 $ / €	Sep. 20, 2023 USD ($)	Jul. 19, 2023 $ / €	May 22, 2023 $ / €	Feb. 21, 2023 EUR (€) item	Sep. 22, 2022 USD ($)	May 16, 2022 EUR (€)
Collaborative Arrangements
Research and development expenses																											€ 110,012	€ 60,469	€ 48,452
Exchange rate | $ / €	1.1050																		1.1050						1.1050	1.1326	1.1050	1.0666	1.1326		1.1050	1.080		1.082
Revenues																											€ 17,477	€ 12,179	€ 4,194
Revenues																											17,477	12,179	4,194
Carrying value	€ 1,425																		€ 1,425						€ 1,425		1,425
Total amount of loan																														€ 25,000
Issue of equity																											€ 30,587	9,366	€ 25,426
Hepalys Pharma, Inc
Collaborative Arrangements
Capital increase | $						$ 13.0
JAPAN
Collaborative Arrangements
Percentage of population suffering from NASH	2.70%																		2.70%						2.70%		2.70%				2.70%
Revenues																											€ 12,750
KOREA, REPUBLIC OF
Collaborative Arrangements
Percentage of patients with significant fibrosis	15.00%																		15.00%						15.00%		15.00%				15.00%
China
Collaborative Arrangements
Revenues																											€ 4,610	12,054
Hepalys Pharma, Inc
Collaborative Arrangements
Carrying value	€ 1,425			€ 3,406	€ 3,406														€ 1,425						€ 1,425		€ 1,425
Proportion of ownership interest in associate	15.00%			15.00%	15.00%	15.00%													15.00%						15.00%		15.00%
Finance contract with EIB
Collaborative Arrangements
Total amount of loan																																						€ 50,000
Finance contract with EIB, second tranche (Tranche B)
Collaborative Arrangements
Total amount of loan																												25,000
Licensing agreement with Hepalys
Collaborative Arrangements
Upfront payment receivable	€ 4,300										€ 9,500	€ 9,500							€ 4,300						€ 4,300		€ 4,300
Milestone payment receivable | $																															$ 4.7
Upfront payment received | $										$ 10.0
Maximum milestone payments receivable | $			$ 231.0
Service contract with Avant Sante
Collaborative Arrangements
Number of active clinical sites in NATiV3 trial | item																																				10
Number of subjects randomized | item																																				120
Estimated amount payable																																				€ 14,700
Payment for services rendered																											€ 2,800
Maximum | KOREA, REPUBLIC OF
Collaborative Arrangements
Percentage of population suffering from NASH	5.20%																		5.20%						5.20%		5.20%				5.20%
Contract CRO with Pharmaceutical Research Associates B.V.
Collaborative Arrangements
Commitments amount payable for services received under contracts														€ 207,000										€ 223,800
Term of payments for services rendered under contract																7 years
Contract CRO with Pharmaceutical Research Associates B.V. | Maximum
Collaborative Arrangements
Commitments amount payable for services received under contracts																€ 223,800
Licensing and collaboration agreement with CTTQ
Collaborative Arrangements
Upfront payment receivable | $																																					$ 12.0
Exchange rate | $ / €																																1.080		1.009	1.082
Revenues																											€ 4,610	€ 12,100
Milestone payments received																											4,300
Service agreement with Summit Clinical Services LLC | Minimum
Collaborative Arrangements
Commitments amount payable for services received under contracts | $																							$ 4.4
Licensing agreement with Hepalys
Collaborative Arrangements
Upfront payment receivable | $																																	$ 10.0
Milestone payment receivable | $			231.0
Upfront payment received		€ 9,500	$ 10.0																								9,500
Revenues																				€ 12,700							€ 12,750
Licensing agreement with Hepalys | Hepalys Pharma, Inc
Collaborative Arrangements
Upfront payment receivable											€ 9,300	€ 9,300																					$ 10.0
Revenue from upfront payments																				9,300	$ 10.0
Catalys Option Agreement | Hepalys Pharma, Inc
Collaborative Arrangements
Percent of acquisition								30.00%	30.00%		30.00%	30.00%																					30.00%
Revenue from recognition of fair value of shares acquired																				€ 3,400	$ 3.6
Option exercised to buy ordinary shares | shares				1,500,000	1,500,000
Purchase of interests in investments accounted for using equity method, price per share | (per share)					€ 1.90			¥ 300	€ 1.90		€ 300	€ 1.90
Number of shares acquired in associate | shares				1,500,000	1,500,000			1,500,000	1,500,000
Catalys Option Agreement | Hepalys Pharma, Inc
Collaborative Arrangements
Purchase of interests in investments accounted for using equity method, price per share | ¥ / shares				€ 300
Catalys Option Agreement | Hepalys Pharma, Inc | Hepalys Pharma, Inc
Collaborative Arrangements
Purchase of interests in investments accounted for using equity method, price per share | € / shares									€ 1.90
NATiV3 Phase III trial of lanifibranor in non-cirrhotic NASH
Collaborative Arrangements
Maximum duration of Phase III trial													840 days									840 days						7 years
Number of Biopsies Under the Phase III trial													2									2						3
Number of weeks under the active treatment extension study													336 days									336 days
Number of countries in which the Phase III trial has been approved | country													24
Number of patients in study																	63
Treatment period under study																	168 days
Phase II clinical trial evaluating lanifibranor in patients with T2D and nonalcoholic fatty liver disease
Collaborative Arrangements
Demonstrated reduction of hepatic fat measured by proton magnetic resonance spectroscopy															44.00%
Duration of clinical trial															168 days
Daily dose of lanifibranor in trial | g															0.800
Phase II clinical trial evaluating lanifibranor in patients with T2D and nonalcoholic fatty liver disease | Minimum
Collaborative Arrangements
Percentage of liver triglyceride reduction achieved in a higher proportion of patients															30.00%
Collaboration agreement with AbbVie
Collaborative Arrangements
Revenue from milestone payments																										€ 4,000
Cowen ATM program
Collaborative Arrangements
Maximum proceeds from at the market program | $							$ 58.0
Jefferies ATM program
Collaborative Arrangements
Maximum proceeds from at the market program | $																		$ 100.0